PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

	Mining properties
	Depletable (ii)	Non-depletable	Land, building, plant & equipment	Construction in progress (iii)	Exploration & evaluation	Total (i)
Cost
At January 1, 2018	5,527.0	1,708.6	2,490.4	261.6	3,449.5	13,437.1
Additions (iii)	148.0	130.4	64.0	58.6	14.5	415.5
Reclassifications, transfers and other non cash movements (iv)	313.0	(221.3)	310.4	(320.2)	20.2	102.1
Gross cost reclassified as held for sale and disposals	(608.2)	(204.2)	(682.1)	—	3.2	(1,491.3)
At December 31, 2018	$5,379.8	$1,413.5	$2,182.7	$—	$3,487.4	$12,463.4
Accumulated depletion, depreciation and amortization ("DDA") and impairment
At January 1, 2018	(3,270.9)	(786.4)	(1,398.5)	—	(828.1)	(6,283.9)
DDA	(285.8)	—	(157.3)	—	—	(443.1)
Impairment and impairment reversal (v)	99.0	—	(26.2)	—	(73.8)	(1.0)
Gross accumulated DDA and impairment eliminated on reclassification as held for sale and disposals	188.4	469.9	302.8	—	—	961.1
At December 31, 2018	$(3,269.3)	$(316.5)	$(1,279.2)	$—	$(901.9)	$(5,766.9)
Carrying amount, December 31, 2018	$2,110.5	$1,097.0	$903.5	$—	$2,585.5	$6,696.4

	Mining properties
	Depletable (ii)	Non-depletable	Land, building, plant & equipment	Construction in progress (iii)	Exploration & evaluation	Total (i)
Cost
At January 1, 2017	$5,860.4	$1,708.9	$2,745.2	$89.6	$4,155.3	$14,559.4
Additions (iii)	231.9	62.7	94.1	172.0	46.8	607.5
Reclassification, transfers and other non-cash movements (iv)	146.9	226.3	(29.2)	—	(291.7)	52.3
Gross cost reclassified as held for sale and disposals	(712.2)	(289.3)	(319.7)	—	(460.9)	(1,782.1)
At December 31, 2017	$5,527.0	$1,708.6	$2,490.4	$261.6	$3,449.5	$13,437.1
Accumulated depletion, depreciation and amortization ("DDA") and impairment
At January 1, 2017	$(3,569.4)	$(1,032.7)	$(1,370.7)	$—	$(1,048.5)	$(7,021.3)
DDA	(224.9)	—	(212.4)	—	—	(437.3)
Impairment (v)	(129.7)	(7.5)	(80.4)	—	(138.9)	(356.5)
Gross accumulated DDA and impairment eliminated on reclassification as held for sale and disposals	653.1	253.8	265.0	—	359.3	1,531.2
At December 31, 2017	$(3,270.9)	$(786.4)	$(1,398.5)	$—	$(828.1)	$(6,283.9)
Carrying amount, December 31, 2017	$2,256.1	$922.2	$1,091.9	$261.6	$2,621.4	$7,153.2

(i)
In the current year, the Company has enhanced its disclosures to separately identify exploration and evaluation assets and provide further clarity on the movements during the years presented. Comparative balances reflect the change in presentation adopted in the current year.

(ii)
At December 31, 2018, the carrying amount of capitalized production phase stripping costs totalled $257.5 million (December 31, 2017: $355.6 million). The following table reconciles the movements in the balance in the respective years:

	2018	2017
Balance, beginning of year	$355.6	$285.3
Additions	41.0	135.2
Amortization	(32.6)	(18.2)
Reclassified as held for sale (Note 6)	(106.5)	(46.7)
Balance, end of year	$257.5	$355.6

(iii)
During the year, the Company recognized capitalized interest of $8.3 million (2017: $11.3 million) related to qualifying capital expenditures at Cerro Moro and had a weighted average borrowing rate of 4.59% and 4.69% during the years ended December 31, 2018 and 2017, respectively.

(iv)
Reclassifications, transfers and other non-cash movements includes non-cash additions to PPE and changes in decommissioning, restoration and similar liabilities as noted in Note 28: Decommissioning, Restoration, and Similar Liabilities.

(v)
During the year, the Company recognized an impairment charge totalling $151.0 million related to Minera Florida and an impairment reversal of $150.0 million related to Jacobina (2017: impairment of $356.5 million related to Gualcamayo). Refer to Note 12: Impairment and Reversal of Impairment for additional details.

(vi)
In addition to entering into various operational commitments in the normal course of business, the Company had commitments of approximately $17.4 million at December 31, 2018 for construction activities at its sites and projects.